Earnings Per Share	6 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstarct]
EARNINGS PER SHARE
16.	EARNINGS PER SHARE

The following table sets forth the basic and diluted earnings per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the six months ended December 31,
	2024	2023
	USD	USD
Numerator:
Earnings attributable to Big Tree Cloud International Group Limited	1,879,458	581,384
Numerator for basic and diluted earnings per share calculation	1,879,458	581,384
Denominator:
Weighted average number of ordinary shares - basic and diluted	65,631,981	50,000,000
Denominator for basic and diluted earnings per share calculation	65,631,981	50,000,000
Earnings per ordinary share
– Basic and diluted	0.0286	0.0116